Financing Receivables (Schedule Of Financing Receivables Non Accrual Status) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 17,682	¥ 20,023
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	320	434
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	7,239	8,922
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	9,035	9,251
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	848	1,342
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 240	¥ 74